MERRILLLYNCH
HEALTHCARE
FUND, INC.




FUND LOGO




Semi-Annual Report

October 31, 1998


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Healthcare Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper




MERRILL LYNCH HEALTHCARE FUND, INC.


Worldwide
Iinvestments
As of 10/31/98

Ten Largest Holdings             Percent of
Represented in the Portfolio     Net Assets

Genentech, Inc.                     5.3%
IMS Health Incorporated             4.9
Sepracor Inc.                       4.4
McKesson Corporation                4.2
Cardinal Health, Inc.               4.0
AmeriSource Health Corporation
 (Class A)                          3.9
ALZA Corporation                    3.1
Lilly (Eli) and Company             3.0
Becton, Dickinson and Company       2.6
Glaxo Wellcome PLC                  2.3



Breakdown of Securities          Percent of
By Country                       Net Assets

United States*                     82.8%
United Kingdom                      4.2
Switzerland                         3.4
Ireland                             2.1
Finland                             0.8
France                              0.5
Canada                              0.2
Sweden                              0.2

[FN]
*Excludes short-term investments.



Industries Represented                  Percent of
In the Portfolio                        Net Assets

Pharmaceutical--Prescription               22.6%
Health Care Cost Containment               19.4
Medical Specialties                        17.3
Biotechnology                              13.6
Pharmaceutical--Diversified                 9.3
Healthcare--Information                     8.0
Pharmaceutical--Consumer                    4.0



Merrill Lynch Healthcare Fund, Inc., October 31, 1998


DEAR SHAREHOLDER

Investment Environment
The increased volatility in US share prices during the quarter ended October 31, 1998 reflected the deteriorating outlook for corporate profits amid signs of a weakening US economy. The uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed Treasury securities by a wide margin. The leverage/derivatives-related problems of a major hedge fund and possible impeachment of President Clinton further heightened investor uncertainties, as did Russia's devaluation and effective repudiation of its debt in August. A one-quarter point cut in the Federal Funds rate in late September did not restore investor confidence. When the Federal Reserve Board cut the Federal Funds rate another quarter point in October, a rally in stock and bond prices ensued.

However, as long as worldwide economic prospects appear fragile, it is likely that stock and bond market volatility will continue. For the overall global economy, the deepening recession in Japan is of great concern as well as the difficulties in emerging economies such as Russia and Brazil. Investors are waiting to see whether the recently implemented reforms in Japan will be successful in stabilizing, and ultimately resolving, the problems of the banking system. Positive developments in Japan, combined with continued monetary easing on the part of the Federal Reserve Board, would likely provide an important element of stability to the volatile investment environment.

Portfolio Matters
For the three-month period ended October 31, 1998, Merrill Lynch Healthcare Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -1.85%, -2.24%, -2.01% and -1.93%, respectively. (Fund performance does not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4 and 5 of this report to shareholders.)

In the United States, large-capitalization pharmaceutical stocks fared well early in the quarter ended October 31, 1998, but subsequently declined in line with the broader market. The Fund's performance for the quarter reflected the general decline in share prices and the weakness in the healthcare sector. With relatively strong and predictable rates of earnings growth, investors favor these stocks in the flight to quality that occurs in a less-favorable economic environment. As a result, many large-cap pharmaceutical stocks rose to historically high valuations early in the October quarter, but pulled back as share prices advanced to lofty levels. This led us to alter our investment strategy by trimming positions in large-cap US pharmaceutical shares in favor of more reasonably valued mid-cap healthcare companies that have good earnings prospects. Examples of additions to the portfolio during the quarter are Allergan Inc., a specialty pharmaceutical company; Elan Corporation PLC, a leading drug delivery company; Amerisource Corporation, a rapidly growing drug distributor; and Bausch & Lomb, Incorporated, an eyecare company.

We also added to our investment position in Monsanto Company during the quarter. Monsanto, formerly a chemical company, is in the process of restructuring into a worldwide leader in agricultural biotechnology and as a major pharmaceutical company. Monsanto has developed Celebrex, a product we expect to become an important new drug intended for treatment of both rheumatoid arthritis and osteoarthritis. Celebrex will compete directly with a similar drug, VIOXX, now being developed by Merck and Co., Inc., another Fund holding. Both drugs are likely to be on the market in early 1999, pending Food and Drug Administration approval. We anticipate a sizeable new therapeutic drug category to be created by these two new drugs, which offer fewer side effects than current therapies for arthritis sufferers.

In Conclusion
At this time of year, in the United States and elsewhere in the developed world, a number of important medical meetings take place. This year, there have been exciting developments presented at these meetings, with reports of advances in therapies to treat cancer, Alzheimer's disease and other presently untreatable conditions. We believe that many of the companies in which we have invested - companies that focus on basic research - will be at the forefront of these developments. We look forward with much anticipation to these scientific developments and how they will translate to commercially important, as well as therapeutically useful, new products.

We thank you for your investment in Merrill Lynch Healthcare Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Jordan C. Schreiber)
Jordan C. Schreiber
Senior Vice President and
Portfolio Manager



December 3, 1998





Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Philip L. Kirstein, Senior Vice President
Jordan C. Schreiber, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Healthcare Fund, Inc., October 31, 1998


PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the exdividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results*
                                                                                              Ten Years/
                                                       12 Month             3 Month        Since Inception
                                                     Total Return         Total Return       Total Return
ML Healthcare Fund, Inc.--Class A Shares               +16.08%               -1.85%           +282.96%
ML Healthcare Fund, Inc.--Class B Shares               +14.79                -2.24            +244.96
ML Healthcare Fund, Inc.--Class C Shares               +14.78                -2.01            +126.83
ML Healthcare Fund, Inc.--Class D Shares               +15.62                -1.93            +128.83

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception periods are Class A & Class B Shares, for the ten years ended 10/31/98 and Class C & Class D Shares, from 10/21/94 to 10/31/98.



Average Annual
Total Return+++

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/98                        +12.84%        + 6.91%
Five Years Ended 9/30/98                  +18.85         +17.57
2/01/90++ through 9/30/98                 +14.60         +13.89
Ten Years Ended 9/30/98                   +14.24         +13.63

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.



                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/98                        +11.70%        + 8.22%
Five Years Ended 9/30/98                  +17.64         +17.64
2/01/90++ through 9/30/98                 +13.42         +13.42
Inception (10/21/88) through 9/30/98      +13.02         +13.02

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.



                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/98                        +11.67%        +10.80%
Inception (10/21/94) through 9/30/98      +22.30         +22.30

[FN]
 *Maximum contingent sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/98                        +12.45%        + 6.55%
Inception (10/21/94) through 9/30/98      +22.56         +20.89

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


[FN]
+++Important Note:
   Prior to April 27, 1992, Merrill Lynch Healthcare Fund, Inc. was known as Sci/Tech Holdings, Inc. and contained, in addition to a healthcare portfolio, a portfolio of technology securities. The data on pages 4 and 5 include the performance of the technology portfolio which is no longer part of the Fund. Set forth below are performance data which, for the period before April 27, 1992, include only the performance of the healthcare portfolio and a pro rata allocated portion of Sci/Tech Holdings, Inc.'s cash reserves. On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


Performance
Results*

                                                2/01/90 to 10/31/98++
                                                     Total Return

ML Healthcare Fund Class A Shares                      +351.56%
ML Healthcare Fund Class B Shares                      +322.15%

[FN]
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.
 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.



Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                         Sales Charge   Sales Charge**

2/01/90++ through 9/30/98                 +18.66%        +17.92%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

2/01/90++ through 9/30/98                 +17.76%        +17.76%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++Due to the inability to completely isolate the performance of
  Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.




Merrill Lynch Healthcare Fund, Inc., October 31, 1998

SCHEDULE OF INVESTMENTS
NORTH                                  Shares                                                           Value    Percent of
AMERICA        Industries               Held              Investments                        Cost     (Note 1a)  Net Assets
Canada         Medical Specialties     60,000   ++QLT PhotoTherapeutics, Inc.            $    864,224   $    925,637     0.2%

                                                  Investments in Canada                       864,224        925,637     0.2


United         Biotechnology           50,000   ++Agouron Pharmaceuticals, Inc.             1,736,250      1,931,250     0.5
States                                 50,000   ++Amgen Inc.                                3,839,065      3,928,125     1.0
                                      150,000   ++Aphton Corp.                              3,184,625      1,912,500     0.5
                                      100,000   ++Aurora Biosciences Corp.                    812,190        412,500     0.1
                                      100,000   ++Centocor, Inc.                            4,072,464      4,443,750     1.1
                                      260,000   ++Coulter Pharmaceutical, Inc.              3,412,500      7,345,000     1.8
                                      300,000   ++Emisphere Technologies, Inc.              4,799,613      2,212,500     0.5
                                       50,000   ++Enzon, Inc.                                 322,343        300,000     0.1
                                      300,000   ++Genentech, Inc.                          20,141,504     21,487,500     5.3
                                       40,000   ++Guilford Pharmaceuticals Inc.               866,250        655,000     0.2
                                       20,000   ++Human Genome Sciences, Inc.                 812,500        690,000     0.2
                                       60,000   ++IDEC Pharmaceuticals Corporation          1,486,564      1,792,500     0.4
                                       50,000   ++Immunex Corporation                       3,558,373      3,450,000     0.8
                                       35,000   ++Ligand Pharmaceuticals Incorporated
                                                  (Class B)                                   496,563        380,625     0.1
                                       20,000   ++MedImmune, Inc.                           1,014,625      1,345,000     0.3
                                       60,000   ++Protein Design Labs, Inc.                 1,890,844      1,440,000     0.4
                                       50,000   ++Vertex Pharmaceuticals Incorporated       1,322,187      1,312,500     0.3
                                                                                         ------------   ------------   ------
                                                                                           53,768,460     55,038,750    13.6

               Health Care Cost       200,000     Allegiance Corporation                    2,270,250      7,437,500     1.8
               Containment            300,000   ++AmeriSource Health Corporation
                                                  (Class A)                                15,946,190     15,731,250     3.9
                                       40,000     Bergen Brunswig Corporation
                                                  (Class A)                                 1,830,162      1,952,500     0.5
                                      170,000     Cardinal Health, Inc.                    12,236,874     16,075,625     4.0
                                      100,000   ++CareMatrix Corporation                    2,256,000      2,462,500     0.6
                                      120,000     Columbia/HCA Healthcare Corporation       3,549,700      2,520,000     0.6
                                      450,000   ++Concentra Managed Care, Inc.              4,405,560      4,584,375     1.1
                                       50,000   ++First Health Group Corp.                  1,201,875      1,150,000     0.3
                                      225,000   ++HEALTHSOUTH Corporation                   4,770,013      2,728,125     0.7
                                      220,000     McKesson Corporation                     11,804,186     16,940,000     4.2
                                      200,000   ++Tenet Healthcare Corp.                    5,246,958      5,587,500     1.4
                                      123,600   ++United Wisconsin Services, Inc.             991,331      1,050,600     0.3
                                                                                         ------------   ------------   ------
                                                                                           66,509,099     78,219,975    19.4

               Healthcare--           300,000   ++Cerner Corporation                        8,177,957      6,712,500     1.7
               Information            295,000     IMS Health Incorporated                  15,406,755     19,617,500     4.9
                                      200,000   ++Medaphis Corporation                      1,693,210        631,250     0.1
                                      480,000   ++Pharmaceutical Marketing Services Inc.    4,230,967      5,160,000     1.3
                                                                                         ------------   ------------   ------
                                                                                           29,508,889     32,121,250     8.0

               Medical Specialties    200,000     Bausch & Lomb Incorporated                8,710,596      8,337,500     2.1
                                      250,000     Becton, Dickinson & Company               8,234,430     10,531,250     2.6
                                      200,000     C.R. Bard, Inc.                           7,714,686      8,537,500     2.1
                                      100,000     Guidant Corporation                       4,984,133      7,650,000     1.9
                                      140,000     Medtronic, Inc.                           5,320,616      9,100,000     2.3
                                      215,000   ++Novoste Corporation                       4,808,751      3,708,750     0.9
                                       85,000   ++Ocular Sciences, Inc.                     2,123,125      2,114,375     0.5
                                      100,000   ++PAREXEL International Corporation         2,937,501      2,206,250     0.6
                                      250,000   ++SangStat Medical Corporation              8,156,517      5,171,875     1.3
                                       80,000     Stryker Corporation                       2,930,424      3,355,000     0.8
                                      160,000   ++VISX, Incorporated                        6,637,339      8,020,000     2.0
                                                                                         ------------   ------------   ------
                                                                                           62,558,118     68,732,500    17.1

               Pharmaceutical          50,000     Bristol-Myers Squibb Company              5,580,500      5,528,125     1.4
               --Consumer              60,000     Warner-Lambert Co.                        2,956,200      4,702,500     1.2
                                                                                         ------------   ------------   ------
                                                                                            8,536,700     10,230,625     2.6

               Pharmaceutical--        25,000     American Home Products Corporation        1,372,487      1,218,750     0.3
               Diversified             65,500   ++Barr Laboratories, Inc.                   2,325,250      2,239,281     0.5
                                       90,000     Johnson & Johnson                         6,949,161      7,335,000     1.8
                                       80,000     Monsanto Company                          4,399,294      3,250,000     0.8
                                       50,000     Schering-Plough Corp.                     3,603,000      5,143,750     1.3
                                                                                         ------------   ------------   ------
                                                                                           18,649,192     19,186,781     4.7

               Pharmaceutical--       260,000   ++ALZA Corporation                         10,845,944     12,447,500     3.1
               Prescription            80,000     Allergan, Inc.                            3,941,176      4,995,000     1.2
                                      180,000   ++Forest Laboratories, Inc.                 6,319,993      7,526,250     1.9
                                      150,000     Lilly (Eli) and Company                  10,521,500     12,140,625     3.0
                                       50,000     Merck & Co., Inc.                         6,586,125      6,762,500     1.7
                                       30,000     Pfizer Inc.                               1,741,463      3,219,375     0.8
                                      100,000     Pharmacia & Upjohn, Inc.                  4,892,880      5,293,750     1.3
                                      260,000   ++Sepracor Inc.                            10,328,300     17,842,500     4.4
                                                                                         ------------   ------------   ------
                                                                                           55,177,381     70,227,500    17.4

                                                  Investments in the United States        294,707,839    333,757,381    82.8


                                                  Total Investments in North America      295,572,063    334,683,018    83.0


WESTERN
EUROPE


Finland        Pharmaceutical--       136,000     Orion-Yhtyma OY (Class B)                 3,565,971      3,269,296     0.8
               Diversified

                                                  Investments in Finland                    3,565,971      3,269,296     0.8


France         Pharmaceutical--        12,000     Sanofi S.A.                               1,579,327      1,879,050     0.5
               Diversified

                                                  Investments in France                     1,579,327      1,879,050     0.5


Ireland        Pharmaceutical--       120,300   ++Elan Corporation PLC (ADR)*               5,944,989      8,428,519     2.1
               Prescription

                                                  Investments in Ireland                    5,944,989      8,428,519     2.1


Merrill Lynch Healthcare Fund, Inc., October 31, 1998


SCHEDULE OF INVESTMENTS (concluded)
WESTERN EUROPE                         Shares                                                           Value    Percent of
(concluded)    Industries                Held             Investments                        Cost     (Note 1a)  Net Assets
Sweden         Pharmaceutical--       185,000   ++OXiGENE, Inc.                          $  2,817,390   $    925,000     0.2%
               Prescription
                                                  Investments in Sweden                     2,817,390        925,000     0.2


Switzerland    Pharmaceutical--         3,000     Novartis AG (Registered)                  4,783,207      5,415,804     1.4
               Consumer

               Pharmaceutical--           700     Roche Holding AG                          7,820,973      8,182,894     2.0
               Diversified
                                                  Investments in Switzerland               12,604,180     13,598,698     3.4


United         Pharmaceutical--       680,000   ++Shire Pharmaceuticals Group PLC           4,148,056      4,850,402     1.2
Kingdom        Diversified             51,201     SmithKline Beecham PLC                      654,897        640,410     0.1
                                                                                         ------------   ------------   ------
                                                                                            4,802,953      5,490,812     1.3

               Pharmaceutical--       302,615     Glaxo Wellcome PLC                        9,216,733      9,404,312     2.3
               Prescription            60,000     Zeneca Group PLC                          2,278,039      2,304,644     0.6
                                                                                         ------------   ------------   ------
                                                                                           11,494,772     11,708,956     2.9

                                                  Investments in the United Kingdom        16,297,725     17,199,768     4.2

                                                  Total Investments in Western Europe      42,809,582     45,300,331    11.2


SHORT-TERM                            Face
SECURITIES                           Amount

               Commercial        $  8,253,000     General Motors Acceptance Corp.,
               Paper**                            5.69% due 11/02/1998                      8,250,391      8,250,391     2.0
                                    6,000,000     International Securitization Corp.,
                                                  5.38% due 11/04/1998                      5,996,413      5,996,413     1.5
               US Government       10,000,000     Federal Home Loan Mortgage Corp.,
               Agency                             5.15% due 11/04/1998                      9,994,278      9,994,278     2.5
               Obligations**

                                                  Total Investments in Short-Term
                                                  Securities                               24,241,082     24,241,082     6.0


               Total Investments                                                         $362,622,727    404,224,431   100.2
                                                                                         ============
               Liabilities in Excess of Other Assets                                                        (790,988)   (0.2)
                                                                                                        ------------   ------
               Net Assets                                                                               $403,433,443   100.0%
                                                                                                        ============   ======


              *American Depositary Receipts (ADR).
             **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Company.
             ++Non-income producing security.

               See Notes to Financial Statements.


PORTFOLIO CHANGES


For the Quarter Ended October 31, 1998

Additions

 Agouron Pharmaceuticals, Inc.
 Amgen Inc.
 C.R. Bard, Inc.
 CareMatrix Corporation
 Enzon, Inc.
 First Health Group Corp.
 Merck & Co., Inc.
 Pharmaceutical Marketing Services Inc.
 Sanofi S.A.
 Stryker Corporation
*Terumo Corporation
 United Wisconsin Services, Inc.
 Vertex Pharmaceuticals Incorporated
*Yoshitomi Pharmaceutical


Deletions

 Abbott Laboratories
 Arterial Vascular Engineering, Inc.
 BASF AG
 Boston Scientific Corporation
 COR Therapeutics, Inc.
 DePuy, Inc.
 Ilex Oncology Inc.
 Incyte Pharmaceuticals, Inc.
 NeoPath, Inc.
 Neurex Corporation
 Novo Nordisk A/S (Class B)
 Nycomed-Amersham PLC
 Optical Sensors, Incorporated
 ReSound Corporation
 Scherer (R.P.) Corporation
 Shire Pharmaceuticals Group PLC (ADR)
 Synetic, Inc.
 Synthelabo S.A.
 Tamro OY
*Terumo Corporation
 Watson Pharmaceuticals, Inc.
*Yoshitomi Pharmaceutical

[FN]
*Added and deleted in the same quarter.


Merrill Lynch Healthcare Fund, Inc., October 31, 1998

STATEMENT OF ASSETS AND LIABILITIES
                    As of October 31, 1998
Assets:             Investments, at value (identified cost--$362,622,727) (Note 1a)                         $404,224,431
                    Cash                                                                                             842
                    Foreign cash (Note 1b)                                                                         1,415
                    Receivables:
                      Securities sold                                                      $  5,155,005
                      Capital shares sold                                                     1,000,494
                      Dividends                                                                 169,355        6,324,854
                                                                                           ------------
                    Prepaid registration fees and other assets (Note 1f)                                          34,748
                                                                                                            ------------
                    Total assets                                                                             410,586,290
                                                                                                            ------------

Liabilities:        Payables:
                      Securities purchased                                                    5,626,466
                      Capital shares redeemed                                                   802,818
                      Investment adviser (Note 2)                                               314,080
                      Distributor (Note 2)                                                      184,920        6,928,284
                                                                                           ------------
                    Accrued expenses and other liabilities                                                       224,563
                                                                                                            ------------
                    Total liabilities                                                                          7,152,847
                                                                                                            ------------

Net Assets:         Net assets                                                                              $403,433,443
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares
Consist of:         authorized                                                                              $  2,705,610
                    Class B Shares of Common Stock, $0.10 par value, 250,000,000 shares
                    authorized                                                                                 4,746,548
                    Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares
                    authorized                                                                                   507,245
                    Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares
                    authorized                                                                                   591,319
                    Paid-in capital in excess of par                                                         325,522,545
                    Accumulated investment loss--net                                                          (2,006,520)
                    Undistributed realized capital gains on investments and foreign
                    currency transactions--net                                                                29,759,351
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                         41,607,345
                                                                                                            ------------
                    Net assets                                                                              $403,433,443
                                                                                                            ============

Net Asset           Class A--Based on net assets of $143,632,185 and 27,056,104
Value:              shares outstanding                                                                      $       5.31
                                                                                                            ============
                    Class B--Based on net assets of $207,558,380 and 47,465,479
                    shares outstanding                                                                      $       4.37
                                                                                                            ============
                    Class C--Based on net assets of $22,199,084 and 5,072,449
                    shares outstanding                                                                      $       4.38
                                                                                                            ============
                    Class D--Based on net assets of $30,043,794 and 5,913,192
                    shares outstanding                                                                      $       5.08
                                                                                                            ============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
                    For the Six Months Ended October 31, 1998
Investment          Dividends (net of $19,971 foreign withholding tax)                                      $    948,703
Income              Interest and discount earned                                                                 848,331
(Notes 1d & 1e):                                                                                            ------------
                    Total income                                                                               1,797,034
                                                                                                            ------------

Expenses:           Investment advisory fees (Note 2)                                      $  1,999,384
                    Account maintenance and distribution fees--Class B (Note 2)               1,037,322
                    Transfer agent fees--Class B (Note 2)                                       208,386
                    Transfer agent fees--Class A (Note 2)                                       124,638
                    Account maintenance and distribution fees--Class C (Note 2)                 106,374
                    Accounting services (Note 2)                                                 63,698
                    Printing and shareholder reports                                             43,989
                    Custodian fees                                                               38,637
                    Professional fees                                                            36,239
                    Account maintenance fees--Class D (Note 2)                                   35,836
                    Registration fees (Note 1f)                                                  34,223
                    Transfer agent fees--Class D (Note 2)                                        25,114
                    Transfer agent fees--Class C (Note 2)                                        22,829
                    Directors' fees and expenses                                                 19,375
                    Pricing fees                                                                    910
                    Other                                                                         6,600
                                                                                           ------------
                    Total expenses                                                                             3,803,554
                                                                                                            ------------
                    Investment loss--net                                                                      (2,006,520)
                                                                                                            ------------

Realized &          Realized gain (loss) from:
Unrealized Gain       Investments--net                                                       30,135,808
(Loss) on             Foreign currency transactions--net                                        (81,147)      30,054,661
Investments &                                                                              ------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                      (31,994,552)
(Notes 1b, 1c,        Foreign currency transactions--net                                         15,555      (31,978,997)
1e & 3):                                                                                   ------------
                    Net realized and unrealized loss on investments and foreign
                    currency transactions                                                                     (1,924,336)
                                                                                                            ------------
                    Net Decrease in Net Assets Resulting from Operations                                    $ (3,930,856)
                                                                                                            ============

                    See Notes to Financial Statements.


Merrill Lynch Healthcare Fund, Inc., October 31, 1998


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            For the Six        For the
                                                                                            Months Ended     Year Ended
                                                                                            October 31,       April 30,
                    Increase (Decrease) in Net Assets:                                          1998            1998
Operations:         Investment loss--net                                                   $ (2,006,520)    $ (3,112,493)
                    Realized gain on investments and foreign currency trans-
                    actions--net                                                             30,054,661       84,950,278
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                  (31,978,997)      47,378,304
                                                                                           ------------     ------------
                    Net increase (decrease) in net assets resulting from operations          (3,930,856)     129,216,089
                                                                                           ------------     ------------

Distributions to    Realized gain on investments--net:
Shareholders          Class A                                                               (13,251,870)     (25,786,081)
(Note 1g):            Class B                                                               (22,564,571)     (41,357,421)
                      Class C                                                                (2,323,876)      (3,451,735)
                      Class D                                                                (2,821,836)      (4,384,072)
                                                                                           ------------     ------------
                    Net decrease in net assets resulting from distributions
                    to shareholders                                                         (40,962,153)     (74,979,309)
                                                                                           ------------     ------------

Capital Share       Net increase in net assets derived from capital share
Transactions        transactions                                                             48,074,372       10,381,155
(Note 4):                                                                                  ------------     ------------

Net Assets:         Total increase in net assets                                              3,181,363       64,617,935
                    Beginning of period                                                     400,252,080      335,634,145
                                                                                           ------------     ------------
                    End of period                                                          $403,433,443     $400,252,080
                                                                                           ============     ============

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                                          Class A++
                    The following per share data and ratios have
                    been derived from information provided in        For the Six
                    the financial statements.                        Months Ended
                                                                     October 31,       For the Year Ended April 30,
                    Increase (Decrease) in Net Asset Value:             1998       1998      1997      1996      1995
Per Share           Net asset value, beginning of period              $   5.84   $   5.05  $   5.27  $   3.81   $   3.87
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                         (.01)      (.02)      .02      (.01)      (.01)
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net                 .01       2.02       .40      1.67        .22
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                        --       2.00       .42      1.66        .21
                                                                      --------   --------  --------  --------   --------
                    Less distributions from realized gain on
                    investments--net                                      (.53)     (1.21)     (.64)     (.20)      (.27)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   5.31   $   5.84  $   5.05  $   5.27   $   3.81
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                   (.47%)+++ 44.06%     8.55%    44.01%      6.47%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                             1.30%*     1.32%     1.40%     1.53%      1.79%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income (loss)--net                        (.40%)*    (.28%)     .32%     (.23%)     (.21%)
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $143,632   $146,154  $121,529  $132,083   $ 69,650
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  62.93%    115.99%   125.94%   133.50%    196.91%
                                                                      ========   ========  ========  ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Healthcare Fund, Inc., October 31, 1998


FINANCIAL HIGHLIGHTS (concluded)
                                                                                           Class B++
                    The following per share data and ratios have
                    been derived from information provided in the    For the Six
                    financial statements.                            Months Ended
                                                                     October 31,        For the Year Ended April 30,
                    Increase (Decrease) in Net Asset Value:             1998       1998      1997      1996       1995
Per Share           Net asset value, beginning of period              $   4.91   $   4.40  $   4.67  $   3.43   $   3.55
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment loss--net                                  (.03)      (.06)     (.03)     (.05)      (.04)
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net                  --+++++  1.72       .35      1.49        .19
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      (.03)      1.66       .32      1.44        .15
                                                                      --------   --------  --------  --------   --------
                    Less distributions from realized gain on
                    investments--net                                      (.51)     (1.15)     (.59)     (.20)      (.27)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   4.37   $   4.91  $   4.40  $   4.67   $   3.43
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  (1.08%)+++ 42.60%     7.44%    42.46%      5.29%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                             2.32%*     2.35%     2.44%     2.55%      2.85%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment loss--net                                (1.42%)*   (1.31%)    (.72%)   (1.24%)    (1.29%)
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $207,558   $208,520  $178,025  $207,413  $  79,485
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  62.93%    115.99%   125.94%   133.50%    196.91%
                                                                      ========   ========  ========  ========   ========


                                                                                           Class C++
                                                                                                                For the
                    The following per share data and ratios                                                      Period
                    have been derived from information provided in   For the Six                              October 21,
                    the financial statements.                        Months Ended        For the Year         1994++++ to
                                                                     October 31,       Ended April 30,         April 30,
                    Increase (Decrease) in Net Asset Value:             1998       1998      1997      1996       1995
Per Share           Net asset value, beginning of period              $   4.92   $   4.40  $   4.68  $   3.43   $   3.27
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment loss--net                                  (.03)      (.06)     (.04)     (.05)      (.04)
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net                  --+++++  1.73       .35      1.50        .20
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      (.03)      1.67       .31      1.45        .16
                                                                      --------   --------  --------  --------   --------
                    Less distributions from realized gain on
                    investments--net                                      (.51)     (1.15)     (.59)     (.20)        --
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   4.38   $   4.92  $   4.40  $   4.68   $   3.43
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  (1.03%)+++ 42.66%     7.28%    42.76%      4.89%+++
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                             2.34%*     2.36%     2.46%     2.52%      3.28%*
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment loss--net                                (1.44%)*   (1.31%)    (.76%)   (1.19%)    (2.13%)*
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 22,199   $ 19,860  $ 17,762  $ 20,761   $  1,816
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  62.93%    115.99%   125.94%   133.50%    196.91%
                                                                      ========   ========  ========  ========   ========


                                                                                          Class D++
                                                                                                                For the
                    The following per share data and ratios have                                                 Period
                    been derived from information provided in the    For the Six                              October 21,
                    financial statements.                            Months Ended        For the Year         1994++++ to
                                                                     October 31,       Ended April 30,         April 30,
                    Increase (Decrease) in Net Asset Value:              1998      1998      1997      1996       1995
Per Share           Net asset value, beginning of period              $   5.62   $   4.89  $   5.13  $   3.72   $   3.61
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                         (.02)      (.03)       --+++++ (.02)      (.02)
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net                  --+++++  1.95       .39      1.63        .13
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      (.02)      1.92       .39      1.61        .11
                                                                      --------   --------  --------  --------   --------
                    Less distributions from realized gain on
                    investments--net                                      (.52)     (1.19)     (.63)     (.20)        --
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   5.08   $   5.62  $   4.89  $   5.13   $   3.72
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                   (.73%)+++ 43.95%     8.11%    43.74%      3.05%+++
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                             1.55%*     1.56%     1.65%     1.75%      2.44%*
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income (loss)--net                        (.65%)*    (.52%)      .06%    (.44%)    (1.23%)*
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 30,044   $ 25,718  $ 18,318  $ 21,564   $  4,386
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  62.93%    115.99%   125.94%   133.50%    196.91%
                                                                      ========   ========  ========  ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Based on average shares outstanding.
                ++++Commencement of operations.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.



Merrill Lynch Healthcare Fund, Inc., October 31, 1998


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Healthcare Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Company offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of securities--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Company may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Company may also purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Company deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Company agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Company as unrealized gains or losses. When the contract is closed, the Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Company may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Company, sold by the Company but not yet delivered, or committed or anticipated to be purchased by the Company.

* Forward foreign exchange contracts--The Company is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Company's records. However, the effect on operations is recorded from the date the Company enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Options--The Company is authorized to write covered call options and purchase put and call options. When the Company writes an option, an amount equal to the premium received by the Company is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Company enters into a closing transaction), the Company realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Company has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Company are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Company has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Company's portfolio and provides, or arranges for affiliates to provide, the admin-istrative services necessary for the operation of the Company. As compensation for its services to the Company, MLAM receives monthly compensation at the annual rate of 1.0% of the average daily net assets of the Company.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Company pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                     Account        Distribution
                                 Maintenance Fee        Fee

Class B                                0.25%           0.75%
Class C                                0.25%           0.75%
Class D                                0.25%            --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Company. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended October 31, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Company's Class A and Class D Shares as follows:

                                        MLFD         MLPF&S

Class A                                $  517        $ 6,748
Class D                                $4,468        $65,128


For the six months ended October 31, 1998, MLPF&S received contingent deferred sales charges of $158,608 and $4,007 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $70,621 in commissions on the execution of portfolio security transactions for the Company for the six months ended October 31, 1998.



Merrill Lynch Healthcare Fund, Inc., October 31, 1998


NOTES TO FINANCIAL STATEMENTS (concluded)


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

Accounting services are provided to the Company by MLAM at cost.

Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1998, were $233,186,158 and $232,004,926, respectively.

Net realized gains (losses) for the six months ended October 31, 1998 and net unrealized gains as of October 31, 1998 were as follows:

                                   Realized
                                    Gains        Unrealized
                                   (Losses)        Gains

Long-term investments            $ 30,135,808   $ 41,601,704
Foreign currency transactions         (81,147)         5,641
                                 ------------   ------------
Total                            $ 30,054,661   $ 41,607,345
                                 ============   ============


As of October 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $41,601,704, of which $61,645,514 related to appreciated securities and $20,043,810 related to depreciated securities. The aggregate cost of investments at October 31, 1998 for Federal income tax purposes was $362,622,727.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $48,074,372 and $10,381,155 for the six months ended October 31, 1998 and for the year ended April 30, 1998, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares
For the Six Months                                        Dollar
Ended October 31, 1998                   Shares           Amount

Shares sold                            2,281,494      $  12,367,408
Shares issued to shareholders in
reinvestment of distributions         2,143,028          11,936,667
                                   -------------      -------------
Total issued                           4,424,522         24,304,075
Shares redeemed                       (2,385,643)       (12,691,496)
                                   -------------      -------------
Net increase                           2,038,879      $  11,612,579
                                   =============      =============


Class A Shares
For the Year                                              Dollar
Ended April 30, 1998                     Shares           Amount

Shares sold                            4,839,861      $  26,553,000
Shares issued to shareholders in
reinvestment of distributions          4,346,016         22,534,271
                                   -------------      -------------
Total issued                           9,185,877         49,087,271
Shares redeemed                       (8,232,361)       (46,621,917)
                                   -------------      -------------
Net increase                             953,516      $   2,465,354
                                   =============      =============


Class B Shares
For the Six Months                                        Dollar
Ended October 31, 1998                   Shares           Amount

Shares sold                            7,491,826      $  34,395,279
Shares issued to shareholders in
reinvestment of distributions          4,369,412         20,099,294
                                   -------------      -------------
Total issued                          11,861,238         54,494,573
Automatic conversion of shares         (450,902)        (2,034,103)
Shares redeemed                       (6,402,201)       (28,248,544)
                                   -------------      -------------
Net increase                           5,008,135      $  24,211,926
                                   =============      =============


Class B Shares
For the Year                                              Dollar
Ended April 30, 1998                     Shares           Amount

Shares sold                            9,581,322      $  44,669,370
Shares issued to shareholders in
reinvestment of distributions          8,250,682         36,413,087
                                   -------------      -------------
Total issued                          17,832,004         81,082,457
Automatic conversion of shares          (436,440)        (2,043,674)
Shares redeemed                      (15,397,914)       (74,477,766)
                                   -------------      -------------
Net increase                           1,997,650      $   4,561,017
                                   =============      =============


Class C Shares
For the Six Months                                        Dollar
Ended October 31, 1998                   Shares           Amount

Shares sold                            1,293,426      $   5,950,023
Shares issued to shareholders in
reinvestment of distributions            461,198          2,121,512
                                   -------------      -------------
Total issued                           1,754,624          8,071,535
Shares redeemed                         (721,293)        (3,174,339)
                                   -------------      -------------
Net increase                           1,033,331      $   4,897,196
                                   =============      =============


Class C Shares
For the Year                                              Dollar
Ended April 30, 1998                     Shares           Amount

Shares sold                            3,104,019      $  14,240,150
Shares issued to shareholders in
reinvestment of distributions            707,594          3,124,538
                                   -------------      -------------
Total issued                           3,811,613         17,364,688
Shares redeemed                       (3,810,331)       (17,967,749)
                                   -------------      -------------
Net increase (decrease)                    1,282      $    (603,061)
                                   =============      =============


Class D Shares
For the Six Months                                        Dollar
Ended October 31, 1998                   Shares           Amount

Shares sold                            1,655,052      $   8,839,545
Automatic conversion of shares           391,080          2,034,103
Shares issued to shareholders in
reinvestment of distributions            475,044          2,531,982
                                   -------------      -------------
Total issued                           2,521,176         13,405,630
Shares redeemed                       (1,186,724)        (6,052,959)
                                   -------------      -------------
Net increase                           1,334,452      $   7,352,671
                                   =============      =============


Class D Shares
For the Year                                              Dollar
Ended April 30, 1998                     Shares           Amount

Shares sold                            2,747,909      $  14,310,519
Automatic conversion of shares           386,266          2,043,674
Shares issued to shareholders in
reinvestment of distributions            765,310          3,821,348
                                   -------------      -------------
Total issued                           3,899,485         20,175,541
Shares redeemed                       (3,063,914)       (16,217,696)
                                   -------------      -------------
Net increase                             835,571      $   3,957,845
                                   =============      =============


5. Commitments:
At October 31, 1998, the Company had entered into foreign exchange contracts under which it had agreed to sell various foreign currencies with an approximate value of $1,136,000.